Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

The components of deferred taxes were as follows:

	2011	2010
Deferred tax assets:
Bad debts	$915	$719
Deferred compensation	348	308
Deferred loan fees	165	195
FHLMC preferred stock impairment loss	151	151
Nonaccrual loan interest income	112	43
Stock-based compensation	43	26
Real estate owned write-down	38	26
Deferred income	33	37
Accrued bonus	23	14
Charitable contribution carryforward	—	21
AMT credit carryforward	—	17
Other	3	—

Total	$1,831	$1,557

Deferred tax liabilities:
Unrealized security gains, net	$1,876	$991
Depreciation	911	524
Federal Home Loan Bank stock dividends	542	542
Purchase accounting adjustments	66	105
Mortgage servicing rights	26	33
Prepaid expenses	9	24
Partnership income	3	3
Securities accretion	—	27

Total	3,433	2,249

Net deferred tax liability	$(1,602)	$(692)

Federal income tax laws provided that the 2002 acquired entity could claim additional bad debt deductions through 1987, totaling $1.9 million. Accounting standards do not require a deferred tax liability to be recorded on this amount, which liability otherwise would total $646 at December 31, 2011. If the Bank were liquidated or otherwise ceases to be a bank or if tax laws were to change, this amount would be expensed.

The components of income tax expense are as follows:

	2011	2010	2009
Current	$419	$(24)	$780
Deferred	25	95	(382)

	$444	$71	$398

The following is a reconciliation of income tax at the federal statutory rate to the effective rate of tax on the financial statements:

	2011		2010		2009
	Rate	Amount	Rate	Amount	Rate	Amount
Tax at federal statutory rate	34%	$1,039	34%	$475	34%	$682
Tax-exempt income	(17)	(513)	(29)	(399)	(13)	(270)
Other	(2)	(82)	—	(5)	(1)	(14)

Income tax expense	15%	$444	5%	$71	20%	$398

As of December 31, 2011 and December 31, 2010, the Corporation had no unrecognized tax benefits or accrued interest and penalties recorded. The Corporation does not expect the amount of unrecognized tax benefits to significantly increase within the next twelve months. The Corporation records interest and penalties as a component of income tax expense.

The Corporation and its subsidiaries are subject to U.S. federal income tax as well as income tax in the state of Ohio for National Bancshares. The Bank is subject to tax in Ohio based upon its net worth. The Corporation is no longer subject to examination by state taxing authorities for years prior to 2008.